Unaudited Interim Condensed Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Current Assets:
Cash and cash equivalents	$ 3,550	$ 5,041
Deposits	3,708	2,320
Other current assets	450	432
Inventory	376
Total current assets	8,084	7,793
Non-Current Assets:
Right of use assets, net	897	1,011
Property, plant and equipment, net	441	506
Total non-current assets	1,338	1,517
Total Assets	9,422	9,310
Current Liabilities:
Trade accounts payable	179	198
Other accounts payable	1,138	1,026
Lease liabilities	298	290
Financial liabilities at fair market value	2,009	1,470
Total current liabilities	3,624	2,984
Non-Current Liabilities:
Lease liabilities	455	588
Total non- current liabilities	455	588
Shareholders’ Equity:
Ordinary shares, no par value: Authorized 100,000,000 as of June 30, 2024 and December 31, 2023; issued and outstanding 18,438,917 shares as of June 30, 2024 and 15,652,176 shares as of December 31, 2023
Share capital and additional paid-in capital	67,104	61,259
Accumulated losses	(61,761)	(55,521)
Total Shareholders’ Equity	5,343	5,738
Total Liabilities and Shareholders’ Equity	$ 9,422	$ 9,310